Inventories (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories
Raw materials and parts	$ 659,210	$ 643,410	$ 182,455
Work-in-progress	257,758	257,395	0
Finished goods	402,446	525,335	67,389
Total inventories	$ 1,319,414	$ 1,426,140	$ 249,844